Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-1-2007

A.	DATES	Begin	End	# days

1	Determination Date		9/18/2007

2	Payment Date		9/20/2007

3	Collection Period	7/29/2007	9/1/2007	35

4	Monthly Interest Period - Actual/360	8/20/2007	9/19/2007	31

5	Monthly Interest - 30/360			30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	325,000,000.00	—	—	—	—
7	Class A-2 Notes	387,000,000.00	378,433,496.47	48,883,100.67	329,550,395.80	0.8515514
8	Class A-3 Notes	203,000,000.00	203,000,000.00	—	203,000,000.00	1.0000000
9	Class A-4 Notes	283,571,000.00	283,571,000.00	—	283,571,000.00	1.0000000

10	Total Securities	$1,198,571,000.00	$865,004,496.47	$48,883,100.67	$816,121,395.80

11	Overcollateralization	24,461,105.57	24,461,105.57		24,461,105.57
12	Adjusted Pool Balance	1,223,032,105.57	889,465,602.04	48,883,100.67	840,582,501.37
13	VSOC	$52,725,977.16	$36,957,203.13		$35,013,637.02

14	Net Pool Balance	$1,275,758,082.73	$926,422,805.17	48,883,100.67	$875,596,138.39

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount

15	Class A-1 Notes	5.3172%	—	—	—	—
16	Class A-2 Notes	5.2900%	1,668,261.00	4.4083333	50,551,361.67	133.5805687
17	Class A-3 Notes	5.2000%	879,666.67	4.3333333	879,666.67	4.3333333
18	Class A-4 Notes	5.5375%	1,352,180.74	4.7684028	1,352,180.74	4.7684028

	Total Securities		3,900,108.41		52,783,209.08

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	32,186,779.97
20	Scheduled Interest Payments Received	4,676,696.00
21	Prepayments of Principal Received	410,466.19
22	Liquidation Proceeds	17,079,782.43
23	Recoveries Received	445,446.13
24	Other Payments Received to Reduce Principal	—

25	Subtotal: Total Collections	54,799,170.72

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	135,897.46
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	40,670.45

30	Total Available Funds, prior to Servicer Advances	54,975,738.63

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	54,975,738.63

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	54,975,738.63

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	772,019.00
37	Net Swap Payment Class A-4 Notes	—
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest Payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	3,900,108.41
40	Principal Distribution Amount (Item 80)	48,883,100.67
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	1,420,510.55

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-1-2007	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	772,019.00	—	772,019.00

	Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	1,668,261.00	—	1,668,261.00
49	Class A-3 Interest	879,666.67	—	879,666.67
50	Class A-4 Interest	1,352,180.74	—	1,352,180.74
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	3,900,108.41	—	3,900,108.41

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			889,465,602.04
57	Beginning Net Pool Balance		926,422,805.17
58	Receipts of Scheduled Principal		(32,186,779.97)
59	Receipts of Prepaid Principal		(410,466.19)
60	Liquidation Proceeds		(17,079,782.43)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(1,149,638.19)

64	Ending Net Pool Balance		875,596,138.39
65	Yield Supplement Overcollateralization Amount		35,013,637.02

66	Adjusted Pool Balance		840,582,501.37
67	Less: Adjusted Pool Balance - End of Collection Period			840,582,501.37

68	Calculated Principal Distribution Amount			48,883,100.67

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			54,975,738.63
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			772,019.00
72	Less: Interest Paid to Noteholders and Swap Counterparties (Item 37, 38 and 39)			3,900,108.41
73	Less: Calculated Principal Distribution (Item 68)			48,883,100.67

74	Equals: Remaining Available Funds before Servicer Advance			1,420,510.55
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,420,510.55
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			48,883,100.67

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Payment Advances for Current Period			—

84	Ending Balance of Payment Advance			—

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-1-2007	PAGE 3

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance, If reduction trigger (Item 110) = yes then $3,057,580.26, else $9,172,740.79		9,172,740.79
86	Initial Reserve Account Balance		3,057,580.26

87	Beginning Reserve Account Balance		9,172,740.79
88	Plus: Net Investment Income for the Collection Period		40,670.45

89	Subtotal: Reserve Fund Available for Distribution		9,213,411.24
90	Plus: Deposit of Excess Available Funds (Item 41)		—
91	Less: Reserve Account Draw Amount (Item 79)		—

92	Subtotal Reserve Account Balance		9,213,411.24
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)		40,670.45

94	Equals: Ending Reserve Account Balance		9,172,740.79

95	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

96	Net Pool Balance	1,275,758,083	875,596,138
97	Number of Current Contracts	96,284	77,867
98	Weighted Average Loan Rate	5.26%	5.41%
99	Average Remaining Term	46.5	42.0
100	Average Original Term	60.6	61.4
101	Monthly Prepayment Rate		1.4%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance

102	Aggregate Outstanding Principal Balance of Charged Off Receivables	64	1,149,638
103	Liquidation Proceeds on Related Vehicles		—
104	Recoveries Received on Receivables Previously Charged Off		445,446

105	Net Principal Losses for Current Collection Period	64	704,192

106	Beginning Net Principal Losses	236	3,449,190
107	Net Principal Losses for Current Collection Period	64	704,192

108	Cumulative Net Principal Losses	300	4,153,382

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,275,758,082.73)		0.33%
110	Reduction Trigger met? August 2008 payment date Cumulative Net Loss Ratio <.60% or February 2009 payment date Cumulative Net Loss Ratio <.80%		N/A

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance

111	Current	98.73%	77,053	864,462,170
112	31 - 60 Days Delinquent	1.14%	733	9,994,911
113	61 - 90 Days Delinquent	0.13%	81	1,139,058

114	Total	100.00%	77,867	875,596,138

Summary of Swap Payments and Receipts
Receipts:
115	Net Swap Receipt Class A-4 Notes	135,897.46
116	Swap Replacements Proceeds	—

117	Total Receipts	135,897.46

Payments
118	Net Swap Payment Class A-4 Notes	—

119	Senior Swap Termination Payment	—
120	Subordinated Swap Termination Payments	—

121	Swap Termination Payment	—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month